Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments
Cash and cash equivalents	$ 586	$ 715	$ 212	$ 342
Retail | Minimum
Financial Instruments
Fair value assumption, interest rate	3.78%	3.19%
Retail | Maximum
Financial Instruments
Fair value assumption, interest rate	6.93%	7.51%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 586	$ 715
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	929	929
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	532	501
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	203	214
Book Value
Financial Instruments
Cash and cash equivalents	586	715
Book Value | Retail
Financial Instruments
Long-term debt	917	917
Book Value | Institutional
Financial Instruments
Long-term debt	533	533
Book Value | Other
Financial Instruments
Long-term debt	$ 203	$ 214